FINANCIAL REPORTING BY SEGMENT	12 Months Ended
Dec. 31, 2024
FINANCIAL REPORTING BY SEGMENT
FINANCIAL REPORTING BY SEGMENT

3 – FINANCIAL REPORTING BY SEGMENT

The Company provides financial information by segments according to IFRS 8 “Operating Segments,” which establishes standards for reporting by operating segment and related disclosures for products and services, and geographic areas.

The Company’s Board of Directors and Management measures and assesses performance of operating segments based on the net income of each of the countries where there are Coca-Cola franchises.

The operating segments are determined based on the presentation of internal reports to the Company´s chief strategic decision-maker. The chief operating decision-maker has been identified as the Company´s Board of Directors who makes the Company’s strategic decisions.

The following operating segments have been determined for strategic decision making based on geographic location:

●	Operation in Chile
●	Operation in Brazil
●	Operation in Argentina
●	Operation in Paraguay

The four operating segments conduct their businesses through the production and sale of soft drinks and other beverages, as well as packaging materials.

Expenses and revenue associated with the Corporate Officer were assigned to the operation in Chile in the soft drinks segment because Chile is the country that manages and pays the corporate expenses, which would also be substantially incurred, regardless of the existence of subsidiaries abroad.

Total revenues by segment include sales to unrelated customers and inter-segments, as indicated in the consolidated statement of income of the Company.

A summary of the Company’s operations by segment according to IFRS is as follows:

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2024	Chile	Argentina	Brazil	Paraguay	eliminations	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Revenues from ordinary activities	1,245,017,869	798,447,268	909,678,045	282,065,004	(10,975,181)	3,224,233,005
Cost of sales	(824,059,469)	(428,873,483)	(542,292,798)	(161,442,839)	11,305,181	(1,945,363,408)
Distribution expenses	(101,148,705)	(106,646,693)	(66,879,135)	(15,312,475)	—	(289,987,008)
Administrative expenses	(200,770,283)	(180,872,313)	(141,148,019)	(39,010,598)	—	(561,801,213)
Financial income	10,879,956	(2,505,917)	19,571,322	1,014,557	—	28,959,918
Financial costs	(32,598,203)	(11,204,328)	(26,611,352)	—	—	(70,413,883)
Share of entity in income of associates accounted for using the equity method, total	(2,298,261)	—	3,295,905	—	—	997,644
Income tax expense	(42,534,666)	(35,815,666)	(48,040,456)	(7,001,858)	—	(133,392,646)
Oher income (expenses)	(26,486,958)	7,091,473	1,526,372	(719,171)	—	(18,588,284)
Net income of the segment reported	26,001,280	39,620,341	109,099,884	59,592,620	330,000	234,644,125

Depreciation and amortization	51,077,980	47,953,737	36,388,203	16,021,013	(330,000)	151,110,933

Current assets	528,419,153	174,373,750	224,628,287	85,774,550	—	1,013,195,740
Non-current assets	867,381,313	387,082,375	728,698,570	294,746,275	—	2,277,908,533
Segment assets, total	1,395,800,466	561,456,125	953,326,857	380,520,825	—	3,291,104,273

Carrying amount in associates accounted for using the equity method, total	46,683,997	—	38,508,713	—	—	85,192,710

Segment disbursements of non-monetary assets	105,146,894	76,780,061	93,640,763	15,973,893	—	291,541,611

Current liabilities	426,497,211	186,311,088	240,103,614	53,232,081	—	906,143,994
Non-current liabilities	923,267,523	49,094,282	378,537,102	19,664,352	—	1,370,563,259
Segment liabilities, total	1,349,764,734	235,405,370	618,640,716	72,896,433	—	2,276,707,253

Cash flows (used in) provided by in Operating Activities	237,563,057	33,918,565	70,270,360	15,489,929	—	357,241,911
Cash flows (used in) provided by Investing Activities	(163,677,289)	(75,645,230)	(34,556,219)	(15,973,893)	—	(289,852,631)
Cash flows (used in) provided by Financing Activities	(77,241,755)	32,332,916	(73,477,219)	(1,372,118)	—	(119,758,176)

	Operation in	Operation in	Operation in	Operation in	Inter-segment	Consolidated
For the period ended December 31, 2023	Chile	Argentina	Brazil	Paraguay	eliminations	Total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Revenues from ordinary activities	1,191,974,011	460,337,955	745,382,614	223,840,649	(3,098,177)	2,618,437,052
Cost of sales	(785,163,742)	(234,814,106)	(460,648,667)	(124,798,917)	3,428,177	(1,601,997,255)
Distribution expenses	(98,940,612)	(60,925,828)	(55,074,448)	(12,866,291)	—	(227,807,179)
Administrative expenses	(185,062,364)	(98,996,057)	(116,836,812)	(30,400,282)	—	(431,295,515)
Financial income	12,892,543	8,497,135	9,251,681	754,808	—	31,396,167
Financial costs	(31,413,255)	(6,174,445)	(27,700,652)	—	—	(65,288,352)
Share of entity in income of associates accounted for using the equity method, total	320,225	—	2,395,944	—	—	2,716,169
Income tax expense	(27,867,269)	(25,000,923)	(27,122,886)	(6,003,229)	—	(85,994,307)
Oher income (expenses)	(40,422,909)	(20,238,217)	(1,651,128)	(3,343,039)	—	(65,655,293)
Net income of the segment reported	36,316,628	22,685,514	67,995,646	47,183,699	330,000	174,511,487

Depreciation and amortization	44,930,478	23,055,893	31,384,619	13,730,334	(330,000)	112,771,324

Current assets	537,875,316	86,006,922	276,111,516	81,777,273	—	981,771,027
Non-current assets	818,222,777	192,749,170	651,665,020	277,112,895	—	1,939,749,862
Segment assets, total	1,356,098,093	278,756,092	927,776,536	358,890,168	—	2,921,520,889

Carrying amount in associates accounted for using the equity method, total	49,790,788	—	42,008,479	—	—	91,799,267

Segment disbursements of non-monetary assets	98,330,718	24,421,786	50,018,391	19,936,603	—	192,707,498

Current liabilities	256,032,001	107,654,447	284,887,152	44,297,696	—	692,871,296
Non-current liabilities	965,276,582	23,188,614	300,646,803	18,552,180	—	1,307,664,179
Segment liabilities, total	1,221,308,583	130,843,061	585,533,955	62,849,876	—	2,000,535,475

Cash flows (used in) provided by in Operating Activities	196,897,114	32,330,115	118,389,616	19,213,391	—	366,830,236
Cash flows (used in) provided by Investing Activities	(224,464,143)	(24,421,513)	110,533,381	(19,936,603)	—	(158,288,878)
Cash flows (used in) provided by Financing Activities	19,739,413	3,911,735	(209,887,714)	(890,232)	—	(187,126,798)

	Operation in	Operation in	Operation in	Operation in	Inter-country	Consolidated,
For the period ended December 31, 2022	Chile	Argentina	Brazil	Paraguay	eliminations	total
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$

Net sales	1,123,665,196	688,704,911	636,859,882	212,339,131	(4,690,725)	2,656,878,395
Cost of sales	(743,226,587)	(367,879,756)	(403,695,516)	(118,590,689)	4,690,725	(1,628,701,823)
Distribution expenses	(94,155,809)	(98,238,512)	(48,572,718)	(12,547,637)	—	(253,514,676)
Administrative expenses	(165,139,607)	(133,696,312)	(100,060,355)	(30,621,442)	—	(429,517,716)
Financial income	18,783,930	9,853,565	10,307,344	777,571	—	39,722,410
Financial costs	(28,065,600)	(1,628,221)	(29,854,132)	—	—	(59,547,953)
Share of entity in income of associates accounted for using the equity method, total	1,743,656	—	(334,587)	—	—	1,409,069
Income tax expense	(38,497,541)	(38,651,371)	(21,342,331)	(5,853,395)	—	(104,344,638)
Oher income (expenses)	(83,536,145)	(20,652,710)	10,213,711	51,063	—	(93,924,081)
Net income of the segment reported	(8,428,507)	37,811,594	53,521,298	45,554,602	—	128,458,987

Depreciation and amortization	40,714,017	33,442,921	31,888,435	13,320,058	—	119,365,431

Current assets	564,695,230	141,715,280	383,021,238	72,297,644	—	1,161,729,392
Non-current assets	762,292,569	251,248,261	566,116,288	269,314,097	—	1,848,971,215
Segment assets, total	1,326,987,799	392,963,541	949,137,526	341,611,741	—	3,010,700,607

Carrying amount in associates and joint ventures accounted for using the equity method, total	53,869,983	—	38,474,615	—	—	92,344,598

Segment disbursements of non-monetary assets	85,998,605	40,479,269	42,173,211	18,051,094	—	186,702,179

Current liabilities	629,575,497	138,572,190	140,642,493	40,454,954	—	949,245,134
Non-current liabilities	600,735,999	24,584,021	536,281,288	16,451,513	—	1,178,052,821
Segment liabilities, total	1,230,311,496	163,156,211	676,923,781	56,906,467	—	2,127,297,955

Cash flows (used in) provided by in Operating Activities	255,357,664	59,379,474	58,391,224	24,324,062	—	397,452,424
Cash flows (used in) provided by Investing Activities	15,619,565	(40,479,269)	(42,173,211)	(18,135,556)	—	(85,168,471)
Cash flows (used in) provided by Financing Activities	(283,394,600)	(41,768)	(3,064,412)	(462,602)	—	(286,963,382)